Secured Revolving Credit Facility	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Debt Disclosure [Abstract]
Secured Revolving Credit Facility

Note 12 – Secured Revolving Credit Facility

On August 17, 2017, the Company entered into the Loan Agreement with Tech Capital. The Loan Agreement provides for a secured asset-based revolving credit facility of up to $1,000,000, which the Company may draw upon and repay from time to time during the term of the Loan Agreement. The outstanding principal balance of the Loan Agreement was approximately $150,000 and approximately $711,000 as of March 31, 2018 and December 31, 2017, respectively. The Company is using these proceeds for working capital and general corporate purposes.

The Loan Agreement has a term of 12 months, which will automatically renew for successive 12-month periods unless cancelled. Availability under the Loan Agreement will be based upon periodic borrowing base certifications valuing certain of the Company’s accounts receivable and inventory. Outstanding borrowings under the Loan Agreement accrue interest, which shall be payable monthly based on the average daily outstanding balance, at a rate equal to 3.5% plus the prime rate per annum, provided that such prime rate shall not be less than 4.25% per annum. As of March 31, 2018, the current interest rate was 8.25% per annum.

The Company also granted to Tech Capital a first priority security interest in its assets, including its accounts receivable and inventory, to secure all of its obligations under the Loan Agreement. In addition, Nephros International Limited, the Company’s wholly-owned subsidiary, unconditionally guaranteed the Company’s obligations under the Loan Agreement.

For the three months ended March 31, 2018, approximately $6,000 was recognized as interest expense on the condensed consolidated statement of operations and comprehensive loss. As of March 31, 2018, approximately $2,000 of the $6,000 of interest expense incurred is included in accrued expenses on the condensed consolidated balance sheet.

Note 6 – Secured Revolving Credit Facility

On August 17, 2017, the Company entered into a Loan and Security Agreement (the “Loan Agreement”) with Tech Capital, LLC (the “Lender”). The Loan Agreement provides for a secured asset-based revolving credit facility of up to $1,000,000, which the Company may draw upon and repay from time to time during the term of the Loan Agreement (the “Credit Facility”). As of December 31, 2017, the principal balance of the Credit Facility was approximately $711,000. The Company is using these proceeds for working capital and general corporate purposes.

The Loan Agreement has a term of 12 months, which will automatically renew for successive 12-month periods unless cancelled. Availability under the Credit Facility will be based upon periodic borrowing base certifications valuing certain of the Company’s accounts receivable and inventory. Outstanding borrowings under the Credit Facility accrue interest, which shall be payable monthly based on the average daily outstanding balance, at a rate equal to 3.5% plus the prime rate per annum, provided that such prime rate shall not be less than 4.25% per annum. As of December 31, 2017, the current interest rate was 7.75% per annum.

The Company also granted to the Lender a first priority security interest in its assets, including its accounts receivable and inventory, to secure all of its obligations under the Credit Facility. In addition, Nephros International Limited, the Company’s wholly-owned subsidiary, unconditionally guaranteed the Company’s obligations under the Credit Facility.

In connection with the Loan Agreement, the Company incurred fees of approximately $12,000 related to the issuance of the revolving credit facility. For the year ended December 31, 2017, approximately $29,000 was recognized as interest expense on the consolidated statement of operations and comprehensive loss, which includes the debt issuance costs of approximately $12,000 in addition to interest expense incurred of approximately $17,000 on the revolving facility. As of December 31, 2017, approximately $4,000 of the $17,000 of interest expense incurred is included in accrued expenses on the consolidated balance sheet.